Other Income and Finance Expense (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Other Income and Finance Expense [Abstract]
Other income	$ 5,621	د.إ 20,640	د.إ 203,808	د.إ 28,617